OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2019, 2018 and 2017:

(in thousands of $)	2019	2018	2017
Time charter revenues	299,946	331,469	233,007
Voyage charter revenues	404,184	322,804	225,769
Other revenues	1,669	1,797	1,247
Total operating revenues	705,799	656,070	460,023
Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

(in thousands of $)	Lease	Non- lease	Total
Time charter revenues	299,946	—	299,946
Voyage charter revenues	30,093	374,091	404,184
Other revenues	—	1,669	1,669
Total operating revenues	330,039	375,760	705,799

Contract with Customer, Asset and Liability
As of December 31, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2019	2018
Voyages in progress (contract assets)	17,966	2,808
Trade accounts receivable	31,293	27,650
Other current assets (capitalized fulfillment costs)	5,905	2,289
Total	55,164	32,747